Other Financial Liabilities at Fair Value Through Profit or Loss - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial liabilities at fair value through profit or loss
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ (3)	£ (77)	£ 84
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	(3)	0
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	11	(4)
Santander UK Group Holdings plc
Disclosure of other financial liabilities at fair value through profit or loss
Financial liabilities designated at fair value	1,425	0
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	0
Debt securities issued during period for MREL requirements	1,425
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	21
Collateral and associated financial guarantees
Disclosure of other financial liabilities at fair value through profit or loss
Cash deposits presented on a net basis		2,100
Cash deposits netted against senior credit linked notes	£ 825	£ 1,500